Offerings - Offering: 1	Sep. 17, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 112,549,419.85	[1]
Amount of Registration Fee	$ 15,543.07
Offering Note
(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $15,543.07 was paid in connection with the filing of the Schedule TO-I by iDirect Multi-Strategy Fund, LLC (File No. 005-95349) on April 17, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

[1]	Calculated as the aggregate maximum value of Shares being purchased. The fee of $15,543.07 was paid in connection with the filing of the Schedule TO-I by iDirect Multi-Strategy Fund, LLC (File No. 005-95349) on April 17, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.